EntrepreneurShares Series Trust
175 Federal Street, Suite 875
Boston, MA 02210

October 28, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, NE

Washington, D.C. 20549

Re:

EntrepreneurShares Series Trust (the “Registrant”)

File Nos. 333-168040 and 811-22436

Filing Pursuant to Rule 497(j)

Dear SEC Staff:

On behalf of ERShares Global Entrepreneurs, a series of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant hereby certifies that the Prospectus and Statement of Additional Information for ERShares Global Entrepreneurs, dated October 28, 2025, do not differ from those contained in Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A, filed on October 27, 2025 (SEC Accession No. 0001398344-25-019853).

If you have any questions, please do not hesitate to contact Zachary Tackett, Senior Counsel, Apex Fund Services, at (207) 347-2076.

/s/ Zachary Tackett

Zachary Tackett